Schedule of Reconciliation of Effective Tax Rate (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Applicable income tax rate	12.00%	12.00%	12.00%
Tax effect on non-deductible expense	1.00%	2.70%	1.30%
Tax effect on overseas withholding tax	2.70%	7.20%
Tax effect on over-provision in prior years	(1.50%)	(3.00%)
Tax effect on change in valuation allowance	8.30%	0.90%
Tax effect on tax allowance	(0.10%)	(1.20%)	(2.90%)
Effective tax rate	22.40%	18.60%	10.40%